                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

             Report of the Calendar Quarter Ending December 31, 2008

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager: Appleton Partners, Inc.

S.E.C. File Number 28-6694

Business Address:

45 Milk Street   Boston   MA      02109
--------------   ------   -----   -----
Street           City     State   Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President (617) 338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day February 2009.

                                        Appleton Partners, Inc.
                                        (Name of Institutional Investment Mgr.)


                                        /s/ Douglas C. Chamberlain
                                        ----------------------------------------
                                        By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                None
Form 13F Information Table Entry Total:            101
Form 13F Information Table Value Total: 156,887,515.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.   Form 13F file number   Name
---   --------------------   ----

---   --------------------   ----

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Dec-08

                                                                                                Investment
                                                                                                Discretion       Voting Authority
                                                                                           -------------------  ------------------
                                         Security                                          Sole  Shared  Other  Sole  Shared  None
Security                                   Type        Cusip      Market Value   Quantity   (A)    (B)    (C)    (A)    (B)    (C)
-------------------------------------  ------------  ---------  ---------------  --------  ----  ------  -----  ----  ------  ----
Master Group
3M CO COM                              COMMON STOCK  88579Y101  $    247,940.00      4309  X                    X
ABBOTT LABS COM                        COMMON STOCK  002824100  $    640,760.00     12006  X                    X
ACTIVISION BLIZZARD IN COM             COMMON STOCK  00507V109  $  2,459,108.00    284619  X                    X
AGRIUM INC COM                         COMMON STOCK  008916108  $  1,530,389.00     44840  X                    X
AMETEK INC NEW COM                     COMMON STOCK  031100100  $  3,168,213.00    104873  X                    X
AMPHENOL CORP NEW CL A                 COMMON STOCK  032095101  $  1,159,409.00     48349  X                    X
ANSYS INC COM                          COMMON STOCK  03662Q105  $  3,948,806.00    141585  X                    X
APACHE CORP COM                        COMMON STOCK  037411105  $    850,760.00     11415  X                    X
APOLLO GROUP INC CL A                  COMMON STOCK  037604105  $    576,949.00      7530  X                    X
APPLE, INC.                            COMMON STOCK  037833100  $  3,055,445.00     35799  X                    X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS  038042107  $  2,524,314.00    457303  X                    X
ARCHER DANIELS MIDLAND COM             COMMON STOCK  039483102  $    365,420.00     12675  X                    X
AT&T INC COM                           COMMON STOCK  00206R102  $  2,404,602.00     84372  X                    X
BAKER HUGHES INC COM                   COMMON STOCK  057224107  $  1,144,193.00     35678  X                    X
BANK OF AMERICA CORP COM               COMMON STOCK  060505104  $  2,110,831.00    149917  X                    X
BAXTER INTL INC COM                    COMMON STOCK  071813109  $    777,162.00     14502  X                    X
BECTON DICKINSON & CO COM              COMMON STOCK  075887109  $  3,979,204.00     58184  X                    X
BP PLC SPONSORED ADR                   COMMON STOCK  055622104  $    564,292.00     12073  X                    X
BRISTOL MYERS SQUIBB COM               COMMON STOCK  110122108  $    370,605.00     15940  X                    X
CARLISLE COS INC COM                   COMMON STOCK  142339100  $    202,860.00      9800  X                    X
CATERPILLAR INC DEL COM                COMMON STOCK  149123101  $  3,720,296.00     83284  X                    X
CHEVRONTEXACO CORP COM                 COMMON STOCK  166764100  $    738,221.00      9980  X                    X
CISCO SYS INC COM                      COMMON STOCK  17275R102  $  2,461,300.00    151000  X                    X
CITIGROUP INC COM                      COMMON STOCK  172967101  $    286,544.00     42704  X                    X
COCA COLA CO COM                       COMMON STOCK  191216100  $    921,109.00     20347  X                    X

COLGATE PALMOLIVE CO COM               COMMON STOCK  194162103  $  1,036,667.00     15125  X                    X
COSTCO WHSL CORP NEW COM               COMMON STOCK  22160K105  $    480,690.00      9156  X                    X
CVS CAREMARK CORPORATION               COMMON STOCK  126650100  $  1,181,789.00     41120  X                    X
DEERE & CO COM                         COMMON STOCK  244199105  $    656,307.00     17127  X                    X
DISNEY WALT CO COM DISNEY              COMMON STOCK  254687106  $  3,461,201.00    152543  X                    X
E M C CORP MASS COM                    COMMON STOCK  268648102  $  1,247,186.00    119120  X                    X
ECOLAB INC COM                         COMMON STOCK  278865100  $  4,496,107.00    127912  X                    X
ENERGAS RES INC COM                    COMMON STOCK  29265E108  $        560.00     20000  X                    X
EXPRESS SCRIPTS INC COM                COMMON STOCK  302182100  $  1,818,958.00     33084  X                    X
EXXON MOBIL CORP COM                   COMMON STOCK  30231G102  $ 12,297,153.00    154042  X                    X
FEDERATED EQUITY FDS KAUFMANN CL A     MUTUAL FUNDS  314172677  $    275,353.00     76487  X                    X
FEDERATED EQUITY FDS MKT OPPOR FD A    MUTUAL FUNDS  314172743  $    284,769.00     26941  X                    X
FEDERATED INVS INC PA CL B             COMMON STOCK  314211103  $    178,080.00     10500  X                    X
FEDERATED MDT SER ALLCAP COR INS       MUTUAL FUNDS  31421R304  $    238,481.00     25479  X                    X
FEDERATED STK TR SH BEN INT            MUTUAL FUNDS  313900102  $    355,923.00     20246  X                    X
FIDELITY DEVONSHIRE TR MID-CAP STK FD  MUTUAL FUNDS  316128404  $    712,134.00     45620  X                    X
FIDELITY FINL TR EQUITY INCM II        MUTUAL FUNDS  316145101  $  1,133,282.00     85081  X                    X
FIDELITY MT VERNON STR GROWTH CO FD    MUTUAL FUNDS  316200104  $    615,918.00     12580  X                    X
FIDELITY PURITAN TR LOW PRICE STK      MUTUAL FUNDS  316345305  $    404,987.00     17517  X                    X
FORUM FDS INC JORDAN OPPTY             MUTUAL FUNDS  349903187  $    232,735.00     30744  X                    X
GENERAL ELEC CO COM                    COMMON STOCK  369604103  $  4,127,485.00    254783  X                    X
GILEAD SCIENCES INC COM                COMMON STOCK  375558103  $  4,341,786.00     84900  X                    X
GOLDMAN SACHS GROUP COM                COMMON STOCK  38141G104  $  1,716,661.00     20342  X                    X
HECLA MNG CO COM                       COMMON STOCK  422704106  $     28,000.00     10000  X                    X
HOME DEPOT INC COM                     COMMON STOCK  437076102  $    361,069.00     15685  X                    X
ILLINOIS TOOL WKS INC COM              COMMON STOCK  452308109  $    236,587.00      6750  X                    X
INTEL CORP COM                         COMMON STOCK  458140100  $  2,200,422.00    150097  X                    X
INTERNATIONAL BUS MACH COM             COMMON STOCK  459200101  $  3,869,845.00     45982  X                    X
ISHARES S&P GSSI NAT RES IDX           COMMON STOCK  464287374  $    291,686.00     11520  X                    X
ISHARES TR NASDQ BIO INDX              COMMON STOCK  464287556  $    523,994.00      7375  X                    X
J P MORGAN CHASE & CO COM              COMMON STOCK  46625H100  $    314,039.00      9960  X                    X
JOHNSON & JOHNSON COM                  COMMON STOCK  478160104  $  5,875,485.00     98203  X                    X
KELLOGG CO COM                         COMMON STOCK  487836108  $    551,721.00     12582  X                    X
MARKET VECTORS ETF TR AGRIBUS ETF      COMMON STOCK  57060U605  $    543,075.00     19500  X                    X
MCDERMOTT INTL INC COM                 COMMON STOCK  580037109  $  1,231,848.00    124681  X                    X
MCDONALDS CORP COM                     COMMON STOCK  580135101  $  7,249,675.00    116573  X                    X
MEDCO HEALTH SOLUTIONS COM             COMMON STOCK  58405U102  $    270,361.00      6451  X                    X

MERCK & CO INC COM                     COMMON STOCK  589331107  $    737,960.00     24275  X                    X
MFS SER TR X INTL DIVERS I             MUTUAL FUNDS  55273G298  $    127,776.00     13995  X                    X
MICROSOFT CORP COM                     COMMON STOCK  594918104  $  3,269,147.00    168166  X                    X
MONSANTO CO NEW COM                    COMMON STOCK  61166W101  $    993,975.00     14129  X                    X
NORFOLK SOUTHERN CORP COM              COMMON STOCK  655844108  $    421,662.00      8962  X                    X
NORTHERN TR CORP COM                   COMMON STOCK  665859104  $    200,895.00      3853  X                    X
NOVARTIS A G SPONSORED ADR             COMMON STOCK  66987V109  $    248,750.00      4999  X                    X
OCCIDENTAL PETE CP DEL COM             COMMON STOCK  674599105  $    310,448.00      5175  X                    X
OMNICOM GROUP INC COM                  COMMON STOCK  681919106  $    421,298.00     15650  X                    X
ORACLE CORP COM                        COMMON STOCK  68389X105  $    474,171.00     26744  X                    X
PEOPLES S&P MIDCAP IDX COM             MUTUAL FUNDS  712223106  $    194,955.00     11681  X                    X
PEPSICO INC COM                        COMMON STOCK  713448108  $  5,118,530.00     93455  X                    X
PFIZER INC COM                         COMMON STOCK  717081103  $    954,339.00     53887  X                    X
PRAXAIR INC COM                        COMMON STOCK  74005P104  $  3,947,381.00     66499  X                    X
PRECISION CASTPARTS CP COM             COMMON STOCK  740189105  $    362,233.00      6090  X                    X
PRICE T ROWE GROUP INC COM             COMMON STOCK  74144T108  $  2,708,077.00     76413  X                    X
PROCTER & GAMBLE CO COM                COMMON STOCK  742718109  $  8,148,834.00    131815  X                    X
ROPER INDS INC NEW COM                 COMMON STOCK  776696106  $  1,904,614.00     43875  X                    X
ROYAL DUTCH SHELL PLC SPONS ADR A      COMMON STOCK  780259206  $    302,923.00      5722  X                    X
SCHEIN HENRY INC COM                   COMMON STOCK  806407102  $    327,458.00      8925  X                    X
SCHLUMBERGER LTD COM                   COMMON STOCK  806857108  $  3,089,286.00     72981  X                    X
SMITH INTL INC COM                     COMMON STOCK  832110100  $    351,590.00     15360  X                    X
STRYKER CORP COM                       COMMON STOCK  863667101  $    982,770.00     24600  X                    X
TARGET CORP COM                        COMMON STOCK  87612E106  $    451,618.00     13079  X                    X
TEMPLETON INCOME TR GLOBAL BD FD C     MUTUAL FUNDS  880208301  $    156,041.00     13907  X                    X
TRANSOCEAN LTD ZUG NAMEN AKT           COMMON STOCK  H8817H100  $    694,433.00     14697  X                    X
UNITED BANKSHS INC WVA COM             COMMON STOCK  909907107  $    333,861.00     10050  X                    X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109  $  1,217,953.00     22723  X                    X
VCA ANTECH INC COM                     COMMON STOCK  918194101  $    379,211.00     19075  X                    X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104  $  2,134,717.00     62971  X                    X
VISA, INC.                             COMMON STOCK  92826C839  $  1,873,147.00     35713  X                    X
VULCAN MATLS CO COM                    COMMON STOCK  929160109  $  1,567,498.00     22528  X                    X
WABTEC CORP COM                        COMMON STOCK  929740108  $  1,736,041.00     43674  X                    X
WAL MART STORES INC COM                COMMON STOCK  931142103  $    443,210.00      7906  X                    X
WALGREEN CO COM                        COMMON STOCK  931422109  $    204,761.00      8300  X                    X
WEATHERFORD INTL LTD COM               COMMON STOCK  G95089101  $    124,755.00     11530  X                    X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101  $  3,556,850.00    120653  X                    X

XTO ENERGY INC COM                     COMMON STOCK  98385X106  $    954,865.00     27073  X                    X
ZIMMER HLDGS INC COM                   COMMON STOCK  98956P102  $    408,727.00     10112  X                    X
                                                                ---------------
                                                                $156,887,515.00
                                                                ---------------
TOTAL PORTFOLIO                                                 $156,887,515.00
                                                                ===============